Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash	$ 517,811	$ 43,704
Accounts receivable	2,399,097	426,761	111,476
Prepaid and other		935,845	76,686
Prepaid stock compensation	382,546	893,240
Inventory			4,245
Other current assets	9,211	42,605
Deposits			32,116
Total Current Assets	3,308,665	1,406,310	224,523
Property and equipment	514,404	138,551	39,815
Prepaid and other		1,176,120	2,665
Prepaid stock compensation	810,399	1,088,131
Other assets	239,603	87,989
Total Assets	4,873,071	2,720,981	267,003
Current Liabilities:
Cash overdraft			17,841
Accounts payable and accrued liabilites	2,885,403	3,155,701
Accounts payable		2,654,989	765,536
Demand loans	278,600
Accrued liabilities		500,712	161,410
Deferred revenue	18,240	75,733	15,018
Due to factor		71,783
Due to related parties			27,929
Debt	2,008,567	289,488	459,864
Derivative liabilities	5,155,773	622,944
Total Current Liabilities	10,346,583	4,215,649	1,447,598
Long Term Liabilities:
Debt	87,620	250,000
Total Liabilities	10,434,203	4,465,649	1,447,598
Stockholders' Deficit
Series A, Convertible Preferred Stock, $0.001 par value; 833,000 shares authorized for the six months ended June 30, 2011 and year ended 2010 and 10,000,000 for year ended 2009, none issued and outstanding
Common Stock, $0.001 par value; 500,000,000 shares authorized for the Six months June 30, 2011, and 195,000,000 for the year 2010 and 2009 respectively; 252,555,498, 118,649,439, and 26,000,000 issued and outstanding for the six months ended June 30, 2011, year ended 2010 and 2009 respectively	252,555	118,649	26,000
Additional paid-in capital	28,510,297	20,012,122	1,099,508
Accumulated deficit	(34,323,984)	(21,875,438)	(2,306,101)
Total Stockholders' Deficit	(5,561,132)	(1,744,667)	(1,180,594)
Total Liabilities and Stockholders' Deficit	$ 4,873,071	$ 2,720,981	$ 267,003